PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 124.2%
Bank Loans 14.6%
Airlines 0.7%
United Airlines, Inc., Class B Term Loan, 3 Month LIBOR + 3.750%	4.500%(c)	04/21/28	3,542	$3,587,742
Chemicals 2.3%
Alpha BV (United Kingdom), Initial Dollar Term Loan, 3 Month LIBOR + 2.500%	3.000(c)	03/18/28	2,369	2,364,917
Diamond BC BV, Term Loan B, 3 Month LIBOR + 3.000%	3.500(c)	09/29/28	1,400	1,396,500
LSF11 A5 HoldCo LLC, Term Loans, 6 Month LIBOR + 3.750%	3.874(c)	10/15/28	1,315	1,313,597
Solenis International LP, First Lien Initial Dollar Term Loan, 1 Month LIBOR + 4.000%	4.087(c)	06/26/25	5,916	5,910,870
				10,985,884
Commercial Services 0.4%
Cimpress PLC, Tranche B-1 Term Loan, 1 Month LIBOR + 3.500%	4.000(c)	05/17/28	998	997,916
Verscend Holding Corp., New Term Loan B, 1 Month LIBOR + 4.000%	4.084(c)	08/27/25	998	998,747
				1,996,663
Computers 0.9%
McAfee LLC, Term B Loan, 1 Month LIBOR + 3.750%	3.837(c)	09/30/24	4,608	4,610,558
Electric 0.9%
Heritage Power LLC, Term Loan B, 3 Month LIBOR + 6.000%	7.000(c)	07/30/26	2,628	2,308,134
PG&E Corp., Term Loan B, 3 Month LIBOR + 3.000%	3.500(c)	06/23/25	1,980	1,957,676
				4,265,810
Entertainment 0.5%
Golden Entertainment, Inc., Term B Facility Loan (First Lien), 1 Month LIBOR + 3.000%	3.750(c)	10/21/24	2,623	2,616,499

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Healthcare-Services 0.2%
ATI Holdings Acquisition, Inc., Term Loan	— %(p)	05/10/23	1,289	$1,212,405
Insurance 0.7%
Asurion LLC,
New B-9 Term Loan, 1 Month LIBOR + 3.250%	3.337(c)	07/31/27	1,020	1,009,676
Replacement B-6 Term Loan, 1 Month LIBOR + 3.125%	3.212(c)	11/03/23	2,575	2,566,907
				3,576,583
Packaging & Containers 0.7%
Trident TPI Holdings, Inc.,
First Lien Tranche B-3 Delayed Draw Term Loan, 3 Month LIBOR + 4.000%	4.500(c)	09/15/28	23	22,560
First Lien Tranche B-3 Initial Term Loan, 3 Month LIBOR + 4.000%	4.500(c)	09/15/28	394	394,663
Tranche B-1 Term Loan, 3 Month LIBOR + 3.000%	4.000(c)	10/17/24	2,898	2,892,548
				3,309,771
Pharmaceuticals 0.5%
Change Healthcare Holdings LLC, Closing Date Term Loan, 1 Month LIBOR + 2.500%	3.500(c)	03/01/24	2,583	2,579,491
Retail 0.4%
LBM Acquisition LLC, Term Loan	—(p)	12/18/27	1,247	1,230,666
White Cap Buyer LLC, Initial Closing Date Term Loan, 1 Month LIBOR + 4.000%	4.500(c)	10/19/27	499	499,644
				1,730,310
Software 4.6%
Boxer Parent Co., Inc.,
2021 Replacement Dollar Term Loan, 3 Month LIBOR + 3.750%	3.882(c)	10/02/25	4,409	4,378,297
Term Loan	—(p)	03/31/26	150	151,875

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Software (cont’d.)

Dun & Bradstreet Corp., Term Loan B, 1 Month LIBOR + 3.250%	3.338%(c)	02/06/26	5,941	$5,918,736
Finastra USA, Inc., First Lien Dollar Term Loan, 6 Month LIBOR + 3.500%	4.500(c)	06/13/24	3,566	3,544,837
Greeneden U.S. Holdings II LLC, B-4 Dollar Term Loan, 1 Month LIBOR + 4.000%	4.750(c)	12/01/27	597	598,306
Rackspace Technology Global, Inc., Term B Loan, 3 Month LIBOR + 2.750%	3.500(c)	02/15/28	1,667	1,654,542
Skillsoft Finance II, Inc., Initial Term Loan, 1 Month LIBOR + 4.750%	5.500(c)	07/14/28	1,050	1,055,250
TIBCO Software, Inc.,
Second Lien Term Loan, 1 Month LIBOR + 7.250%	7.340(c)	03/03/28	1,620	1,623,545
Term Loan B-3, 1 Month LIBOR + 3.750%	3.840(c)	06/30/26	3,275	3,207,986
				22,133,374
Telecommunications 1.8%
Crown Subsea Communications Holding, Inc., Initial Term Loan, 1 Month LIBOR + 5.000%	5.750(c)	04/27/27	455	458,876
West Corp., Initial Term B Loan, 3 Month LIBOR + 4.000%	5.000(c)	10/10/24	5,710	5,608,079
Xplornet Communications, Inc. (Canada), Term Loan	—(p)	10/02/28	2,560	2,555,200
				8,622,155

Total Bank Loans (cost $71,294,037)				71,227,245
Corporate Bonds 109.6%
Aerospace & Defense 2.0%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	6.000	02/15/28	1,425	1,437,357
Sr. Unsec’d. Notes, 144A	7.125	06/15/26	750	787,274
Sr. Unsec’d. Notes, 144A	7.500	12/01/24	2,477	2,578,467
Sr. Unsec’d. Notes, 144A	7.500	03/15/25	280	287,266
Sr. Unsec’d. Notes, 144A	7.875	04/15/27	375	389,988

Spirit AeroSystems, Inc., Sec’d. Notes, 144A	7.500	04/15/25	875	923,876

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)

SSL Robotics LLC, Sr. Sec’d. Notes, 144A	9.750%	12/31/23	1,146	$1,238,709
TransDigm UK Holdings PLC, Gtd. Notes	6.875	05/15/26	650	685,471
TransDigm, Inc., Gtd. Notes	5.500	11/15/27	1,525	1,563,585
				9,891,993
Airlines 1.4%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Sec’d. Notes, 144A(aa)	5.500	04/20/26	4,700	4,928,723
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., Sr. Sec’d. Notes, 144A	5.750	01/20/26	500	525,000
United Airlines, Inc., Sr. Sec’d. Notes, 144A	4.375	04/15/26	1,480	1,532,428
				6,986,151
Apparel 0.8%
Hanesbrands, Inc., Gtd. Notes, 144A	4.625	05/15/24	1,525	1,594,405
William Carter Co. (The),
Gtd. Notes, 144A	5.500	05/15/25	620	648,753
Gtd. Notes, 144A	5.625	03/15/27	1,797	1,864,371
				4,107,529
Auto Manufacturers 2.9%
Allison Transmission, Inc., Sr. Unsec’d. Notes, 144A	4.750	10/01/27	1,075	1,118,761
Ford Motor Co.,
Sr. Unsec’d. Notes	7.500	08/01/26	100	118,772
Sr. Unsec’d. Notes(aa)	8.500	04/21/23	3,575	3,917,478
Sr. Unsec’d. Notes(aa)	9.000	04/22/25	6,675	8,027,435

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)

Jaguar Land Rover Automotive PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	7.750%	10/15/25	650	$701,774
PM General Purchaser LLC, Sr. Sec’d. Notes, 144A	9.500	10/01/28	175	182,491
				14,066,711
Auto Parts & Equipment 1.1%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875	08/15/26	1,800	1,833,981
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.250	03/15/26	200	205,505
Gtd. Notes	6.500	04/01/27	700	730,963

Dana, Inc., Sr. Unsec’d. Notes	5.375	11/15/27	2,000	2,096,905
Titan International, Inc., Sr. Sec’d. Notes, 144A	7.000	04/30/28	375	385,687
				5,253,041
Banks 0.2%
Popular, Inc. (Puerto Rico), Sr. Unsec’d. Notes	6.125	09/14/23	1,000	1,067,641
Building Materials 1.0%
JELD-WEN, Inc., Gtd. Notes, 144A	4.875	12/15/27	400	414,773
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A	4.750	01/15/28	1,875	1,935,599
Sr. Unsec’d. Notes, 144A	5.000	02/15/27	1,925	1,975,900

Summit Materials LLC/Summit Materials Finance Corp., Gtd. Notes, 144A	6.500	03/15/27	550	577,076
				4,903,348
Chemicals 3.6%
Cornerstone Chemical Co., Sr. Sec’d. Notes, 144A	6.750	08/15/24	395	355,306
Kraton Polymers LLC/Kraton Polymers Capital Corp., Gtd. Notes, 144A(aa)	4.250	12/15/25	4,000	4,132,985

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Chemicals (cont’d.)
Olympus Water US Holding Corp., Sr. Sec’d. Notes, 144A	4.250%	10/01/28	550	$541,366
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250	04/01/25	1,602	1,635,405
SPCM SA (France), Sr. Unsec’d. Notes, 144A	3.125	03/15/27	2,025	2,018,659
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A	10.500	08/01/24	149	135,008
Sr. Sec’d. Notes, 144A	10.875	08/01/24	287	305,906

Tronox, Inc., Sr. Sec’d. Notes, 144A	6.500	05/01/25	3,213	3,374,666
Venator Finance Sarl/Venator Materials LLC,
Gtd. Notes, 144A	5.750	07/15/25	411	384,100
Sr. Sec’d. Notes, 144A	9.500	07/01/25	3,175	3,486,218

WR Grace Holdings LLC, Sr. Sec’d. Notes, 144A	4.875	06/15/27	1,050	1,066,568
				17,436,187
Commercial Services 6.3%
Adtalem Global Education, Inc., Sr. Sec’d. Notes, 144A	5.500	03/01/28	700	708,021
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A(aa)	6.625	07/15/26	4,800	5,048,146
Sr. Unsec’d. Notes, 144A	9.750	07/15/27	597	644,316

Alta Equipment Group, Inc., Sec’d. Notes, 144A	5.625	04/15/26	1,925	1,975,059
AMN Healthcare, Inc., Gtd. Notes, 144A	4.625	10/01/27	1,450	1,489,304
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
Gtd. Notes, 144A	5.750	07/15/27	825	862,441
Gtd. Notes, 144A	5.750	07/15/27	1,625	1,693,679

Brink’s Co. (The), Gtd. Notes, 144A	5.500	07/15/25	825	865,576
CoreLogic, Inc., Sr. Sec’d. Notes, 144A	4.500	05/01/28	325	321,084
Herc Holdings, Inc., Gtd. Notes, 144A	5.500	07/15/27	2,576	2,688,216

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)

MPH Acquisition Holdings LLC, Sr. Sec’d. Notes, 144A	5.500%	09/01/28	475	$472,027
Nielsen Co. Luxembourg Sarl (The), Gtd. Notes, 144A(aa)	5.000	02/01/25	5,380	5,482,000
United Rentals North America, Inc., Gtd. Notes	5.500	05/15/27	1,719	1,801,440
Verscend Escrow Corp., Sr. Unsec’d. Notes, 144A	9.750	08/15/26	6,250	6,622,122
				30,673,431
Computers 0.4%
CA Magnum Holdings (India), Sr. Sec’d. Notes, 144A	5.375	10/31/26	250	257,521
Tempo Acquisition LLC/Tempo Acquisition Finance Corp., Sr. Sec’d. Notes, 144A	5.750	06/01/25	1,500	1,570,326
				1,827,847
Distribution/Wholesale 1.4%
Avient Corp., Sr. Unsec’d. Notes, 144A(aa)	5.750	05/15/25	4,554	4,774,838
H&E Equipment Services, Inc., Gtd. Notes, 144A	3.875	12/15/28	1,950	1,942,681
				6,717,519
Diversified Financial Services 4.3%
Alliance Data Systems Corp., Gtd. Notes, 144A	4.750	12/15/24	2,675	2,737,498
goeasy Ltd. (Canada),
Gtd. Notes, 144A	4.375	05/01/26	450	462,776
Gtd. Notes, 144A(aa)	5.375	12/01/24	4,241	4,361,131

Home Point Capital, Inc., Gtd. Notes, 144A	5.000	02/01/26	1,100	988,595
LD Holdings Group LLC,
Gtd. Notes, 144A	6.125	04/01/28	1,075	985,074
Gtd. Notes, 144A	6.500	11/01/25	850	833,234

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)

LFS Topco LLC, Gtd. Notes, 144A	5.875%	10/15/26	250	$257,777
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	5.500	08/15/28	800	819,531
Gtd. Notes, 144A	6.000	01/15/27	1,075	1,125,211
OneMain Finance Corp.,
Gtd. Notes	3.875	09/15/28	350	341,484
Gtd. Notes	6.125	03/15/24	500	531,796
Gtd. Notes	6.875	03/15/25	2,025	2,264,085
Gtd. Notes(aa)	7.125	03/15/26	4,150	4,713,077
Gtd. Notes	8.875	06/01/25	400	432,628
				20,853,897
Electric 2.2%
Calpine Corp.,
Sr. Sec’d. Notes, 144A(aa)	5.250	06/01/26	3,472	3,571,577
Sr. Unsec’d. Notes, 144A	4.625	02/01/29	325	315,997
Sr. Unsec’d. Notes, 144A	5.125	03/15/28	1,000	997,507
NRG Energy, Inc.,
Gtd. Notes	5.750	01/15/28	250	265,121
Gtd. Notes	6.625	01/15/27	207	215,143
Vistra Operations Co. LLC,
Gtd. Notes, 144A(aa)	5.000	07/31/27	3,750	3,839,639
Gtd. Notes, 144A	5.500	09/01/26	1,500	1,544,179
				10,749,163
Electrical Components & Equipment 0.6%
WESCO Distribution, Inc.,
Gtd. Notes, 144A	7.125	06/15/25	1,450	1,542,584
Gtd. Notes, 144A	7.250	06/15/28	1,200	1,324,826
				2,867,410
Electronics 0.4%
Brightstar Escrow Corp., Sr. Sec’d. Notes, 144A	9.750	10/15/25	1,825	1,957,057

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Energy-Alternate Sources 0.1%
Enviva Partners LP/Enviva Partners Finance Corp., Gtd. Notes, 144A	6.500%	01/15/26	700	$723,875
Engineering & Construction 0.1%
AECOM, Gtd. Notes	5.125	03/15/27	350	386,137
Entertainment 6.1%
Caesars Entertainment, Inc., Sr. Sec’d. Notes, 144A(aa)	6.250	07/01/25	4,050	4,263,083
Caesars Resort Collection LLC/CRC Finco, Inc., Sr. Sec’d. Notes, 144A	5.750	07/01/25	1,000	1,050,554
CCM Merger, Inc., Sr. Unsec’d. Notes, 144A	6.375	05/01/26	1,350	1,421,173
Churchill Downs, Inc., Gtd. Notes, 144A	5.500	04/01/27	1,990	2,062,117
Golden Entertainment, Inc., Sr. Unsec’d. Notes, 144A	7.625	04/15/26	1,000	1,050,482
International Game Technology PLC,
Sr. Sec’d. Notes, 144A	6.250	01/15/27	1,125	1,267,186
Sr. Sec’d. Notes, 144A	6.500	02/15/25	2,800	3,111,633

Motion Bondco DAC (United Kingdom), Gtd. Notes, 144A	6.625	11/15/27	1,100	1,110,636
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance, Inc., Sr. Unsec’d. Notes, 144A	8.500	11/15/27	1,100	1,173,807
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A(aa)	5.625	01/15/27	3,880	4,009,038
Scientific Games International, Inc.,
Gtd. Notes, 144A(aa)	8.250	03/15/26	4,000	4,244,793
Gtd. Notes, 144A	8.625	07/01/25	875	945,781
Sr. Sec’d. Notes, 144A	5.000	10/15/25	300	309,078

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Sr. Unsec’d. Notes, 144A(aa)	7.750	04/15/25	3,440	3,624,412
				29,643,773
Environmental Control 0.0%
GFL Environmental, Inc. (Canada), Gtd. Notes, 144A	4.000	08/01/28	225	219,750

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods 3.3%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A	3.250%	03/15/26	362	$368,130
Gtd. Notes, 144A(aa)	4.625	01/15/27	4,100	4,289,735
B&G Foods, Inc.,
Gtd. Notes	5.250	04/01/25	2,750	2,814,425
Gtd. Notes	5.250	09/15/27	1,050	1,077,340

Chobani LLC/Chobani Finance Corp., Inc., Gtd. Notes, 144A	7.500	04/15/25	1,775	1,844,994
Pilgrim’s Pride Corp., Gtd. Notes, 144A(aa)	5.875	09/30/27	4,500	4,742,867
US Foods, Inc., Sr. Sec’d. Notes, 144A	6.250	04/15/25	675	708,462
				15,845,953
Forest Products & Paper 0.1%
Pearl Merger Sub, Inc., Sr. Sec’d. Notes, 144A	6.750	10/01/28	525	523,598
Gas 1.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.625	05/20/24	1,200	1,297,618
Sr. Unsec’d. Notes	5.750	05/20/27	1,675	1,874,327
Sr. Unsec’d. Notes	5.875	08/20/26	1,500	1,675,097
				4,847,042
Healthcare-Services 4.8%
HCA, Inc.,
Gtd. Notes(aa)	5.875	02/15/26	4,214	4,799,585
Gtd. Notes	7.050	12/01/27	792	995,111

Legacy LifePoint Health LLC, Sr. Sec’d. Notes, 144A	6.750	04/15/25	3,225	3,386,267
MEDNAX, Inc., Gtd. Notes, 144A	6.250	01/15/27	1,900	1,994,428
Prime Healthcare Services, Inc., Sr. Sec’d. Notes, 144A	7.250	11/01/25	2,358	2,515,857

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)

RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., Gtd. Notes, 144A	9.750%	12/01/26	4,050	$4,273,509
Tenet Healthcare Corp.,
Gtd. Notes, 144A	6.125	10/01/28	450	472,592
Sr. Sec’d. Notes(aa)	4.625	07/15/24	3,205	3,247,310
Sr. Sec’d. Notes, 144A	4.875	01/01/26	500	514,122
Sr. Unsec’d. Notes	6.750	06/15/23	1,200	1,289,462
				23,488,243
Home Builders 4.8%
Beazer Homes USA, Inc., Gtd. Notes(aa)	5.875	10/15/27	4,825	5,041,376
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada), Gtd. Notes, 144A	6.250	09/15/27	2,512	2,621,868
Century Communities, Inc., Gtd. Notes	6.750	06/01/27	1,000	1,062,721
Empire Communities Corp. (Canada), Sr. Unsec’d. Notes, 144A	7.000	12/15/25	2,310	2,403,643
Forestar Group, Inc., Gtd. Notes, 144A	3.850	05/15/26	1,150	1,150,388
KB Home, Gtd. Notes	6.875	06/15/27	432	509,924
M/I Homes, Inc., Gtd. Notes	4.950	02/01/28	700	729,426
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250	12/15/27	1,875	1,955,068
Meritage Homes Corp., Gtd. Notes	6.000	06/01/25	1,115	1,249,033
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A	5.875	06/15/27	1,971	2,212,412
Gtd. Notes, 144A	6.625	07/15/27	2,257	2,381,252

TRI Pointe Group, Inc./TRI Pointe Homes, Inc., Gtd. Notes	5.875	06/15/24	700	772,966
Tri Pointe Homes, Inc., Gtd. Notes	5.250	06/01/27	1,150	1,240,882
				23,330,959

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Housewares 0.1%
Scotts Miracle-Gro Co. (The), Gtd. Notes	4.500%	10/15/29	250	$260,267
Internet 2.9%
Cablevision Lightpath LLC, Sr. Sec’d. Notes, 144A	3.875	09/15/27	2,120	2,063,185
Cogent Communications Group, Inc., Sr. Sec’d. Notes, 144A	3.500	05/01/26	1,575	1,594,567
Go Daddy Operating Co. LLC/GD Finance Co., Inc., Gtd. Notes, 144A	5.250	12/01/27	2,985	3,099,956
Northwest Fiber LLC/Northwest Fiber Finance Sub, Inc., Sr. Sec’d. Notes, 144A	4.750	04/30/27	1,970	1,923,589
NortonLifeLock, Inc., Sr. Unsec’d. Notes, 144A(aa)	5.000	04/15/25	5,500	5,572,966
				14,254,263
Iron/Steel 0.7%
Big River Steel LLC/BRS Finance Corp., Sr. Sec’d. Notes, 144A	6.625	01/31/29	859	933,630
Cleveland-Cliffs, Inc., Sr. Sec’d. Notes, 144A	9.875	10/17/25	2,115	2,420,482
				3,354,112
Leisure Time 0.1%
Viking Cruises Ltd., Gtd. Notes, 144A	6.250	05/15/25	500	498,919
Lodging 3.4%
Hilton Domestic Operating Co., Inc.,
Gtd. Notes, 144A	3.625	02/15/32	25	24,410
Gtd. Notes, 144A	5.375	05/01/25	1,100	1,147,777

Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Gtd. Notes	4.875	04/01/27	120	124,228
MGM Resorts International,
Gtd. Notes(aa)	4.625	09/01/26	4,585	4,788,202
Gtd. Notes	5.500	04/15/27	900	969,498
Gtd. Notes	6.750	05/01/25	3,237	3,414,450

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Lodging (cont’d.)

Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sr. Sec’d. Notes, 144A(aa)	5.875%	05/15/25	3,896	$3,864,748
Travel + Leisure Co., Sr. Sec’d. Notes	6.600	10/01/25	1,300	1,451,377
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A	4.875	10/01/24	350	332,003
Sr. Unsec’d. Notes, 144A	5.500	01/15/26	300	282,863
				16,399,556
Machinery-Diversified 1.5%
Maxim Crane Works Holdings Capital LLC, Sec’d. Notes, 144A(aa)	10.125	08/01/24	3,996	4,107,844
TK Elevator US Newco, Inc. (Germany), Sr. Sec’d. Notes, 144A(aa)	5.250	07/15/27	3,175	3,236,193
				7,344,037
Media 10.2%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	915	951,590
Sr. Unsec’d. Notes, 144A	5.125	05/01/27	2,415	2,505,319
Sr. Unsec’d. Notes, 144A(aa)	5.500	05/01/26	3,374	3,484,452
CSC Holdings LLC,
Gtd. Notes, 144A	5.375	02/01/28	500	515,320
Gtd. Notes, 144A(aa)	5.500	04/15/27	4,520	4,667,123
Sr. Unsec’d. Notes	5.250	06/01/24	500	525,609
Sr. Unsec’d. Notes, 144A	7.500	04/01/28	200	213,664
DISH DBS Corp.,
Gtd. Notes	5.000	03/15/23	500	517,376
Gtd. Notes	5.875	07/15/22	910	933,774
Gtd. Notes	5.875	11/15/24	2,850	3,041,219
Gtd. Notes	7.750	07/01/26	1,950	2,170,495

Gray Television, Inc., Gtd. Notes, 144A(aa)	5.875	07/15/26	5,373	5,547,637
iHeartCommunications, Inc.,
Sr. Sec’d. Notes	6.375	05/01/26	1,665	1,744,260
Sr. Sec’d. Notes, 144A	4.750	01/15/28	605	610,036

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Media (cont’d.)

Midcontinent Communications/Midcontinent Finance Corp., Gtd. Notes, 144A	5.375%	08/15/27	830	$862,917
Nexstar Media, Inc., Gtd. Notes, 144A	5.625	07/15/27	3,000	3,164,115
Radiate Holdco LLC/Radiate Finance, Inc., Sr. Sec’d. Notes, 144A(aa)	4.500	09/15/26	4,350	4,420,593
Scripps Escrow, Inc., Gtd. Notes, 144A	5.875	07/15/27	455	464,507
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.875	03/15/26	3,000	3,069,344
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A(aa)	5.125	02/15/25	5,685	5,786,829
Sr. Sec’d. Notes, 144A	9.500	05/01/25	500	543,180

Videotron Ltd. (Canada), Gtd. Notes, 144A(aa)	5.375	06/15/24	3,414	3,669,891
				49,409,250
Mining 4.9%
Constellium SE, Gtd. Notes, 144A	5.875	02/15/26	4,000	4,073,099
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A	6.500	03/01/24	500	507,644
Gtd. Notes, 144A	6.875	03/01/26	300	312,102
Gtd. Notes, 144A	7.250	04/01/23	4,500	4,578,731
Gtd. Notes, 144A	7.500	04/01/25	2,280	2,358,850

Freeport-McMoRan, Inc., Gtd. Notes	4.375	08/01/28	650	676,730
Hudbay Minerals, Inc. (Canada), Gtd. Notes, 144A	4.500	04/01/26	2,920	2,911,645
New Gold, Inc. (Canada),
Gtd. Notes, 144A	6.375	05/15/25	3,272	3,362,017
Sr. Unsec’d. Notes, 144A	7.500	07/15/27	600	647,807

Novelis Corp., Gtd. Notes, 144A	3.250	11/15/26	4,420	4,418,216
				23,846,841

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Miscellaneous Manufacturing 0.3%
Amsted Industries, Inc., Gtd. Notes, 144A	5.625%	07/01/27	1,300	$1,354,895
Office/Business Equipment 1.5%
CDW LLC/CDW Finance Corp., Gtd. Notes(aa)	4.125	05/01/25	7,250	7,475,353
Oil & Gas 4.3%
Aethon United BR LP/Aethon United Finance Corp., Sr. Unsec’d. Notes, 144A	8.250	02/15/26	850	912,795
Antero Resources Corp., Gtd. Notes, 144A	8.375	07/15/26	750	844,063
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Gtd. Notes, 144A	7.000	11/01/26	500	516,218
Athabasca Oil Corp. (Canada), Sec’d. Notes, 144A	9.750	11/01/26	1,725	1,736,038
Chesapeake Energy Corp., Gtd. Notes, 144A	5.500	02/01/26	425	444,816
Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	6.625	07/15/25	500	527,291
EQT Corp., Sr. Unsec’d. Notes	3.900	10/01/27	2,875	3,064,957
Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Unsec’d. Notes, 144A	5.750	10/01/25	2,625	2,678,813
MEG Energy Corp. (Canada), Sec’d. Notes, 144A	6.500	01/15/25	1,636	1,675,349
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	3.500	06/15/25	150	154,937
Sr. Unsec’d. Notes	5.550	03/15/26	525	579,584
Sr. Unsec’d. Notes	5.875	09/01/25	2,425	2,691,750
Sr. Unsec’d. Notes	6.375	09/01/28	500	584,528

Ovintiv Exploration, Inc., Gtd. Notes	5.375	01/01/26	500	556,175
Range Resources Corp.,
Gtd. Notes	5.000	03/15/23	2,000	2,055,593
Gtd. Notes	9.250	02/01/26	700	757,961

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Sunoco LP/Sunoco Finance Corp., Gtd. Notes	6.000%	04/15/27	1,200	$1,257,285
				21,038,153
Packaging & Containers 2.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
Sr. Sec’d. Notes, 144A	4.125	08/15/26	525	535,632
Sr. Unsec’d. Notes, 144A	5.250	08/15/27	2,000	1,995,261

Graham Packaging Co., Inc., Gtd. Notes, 144A	7.125	08/15/28	1,300	1,337,437
Intelligent Packaging Ltd. Finco, Inc./Intelligent Packaging Ltd. Co-Issuer LLC (Canada), Sr. Sec’d. Notes, 144A	6.000	09/15/28	1,950	2,007,836
Owens-Brockway Glass Container, Inc., Gtd. Notes, 144A	6.625	05/13/27	1,000	1,067,908
Plastipak Holdings, Inc., Sr. Unsec’d. Notes, 144A	6.250	10/15/25	2,375	2,418,097
Sealed Air Corp., Gtd. Notes, 144A	5.500	09/15/25	1,000	1,104,684
Trident TPI Holdings, Inc., Gtd. Notes, 144A	9.250	08/01/24	1,000	1,048,085
				11,514,940
Pharmaceuticals 3.6%
AdaptHealth LLC, Gtd. Notes, 144A	6.125	08/01/28	1,550	1,643,938
Bausch Health Americas, Inc.,
Gtd. Notes, 144A	8.500	01/31/27	1,675	1,782,413
Gtd. Notes, 144A	9.250	04/01/26	234	248,977
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	5.000	01/30/28	376	348,142
Gtd. Notes, 144A(aa)	6.125	04/15/25	1,758	1,791,813
Gtd. Notes, 144A(aa)	9.000	12/15/25	6,131	6,434,344

P&L Development LLC/PLD Finance Corp., Sr. Sec’d. Notes, 144A(aa)	7.750	11/15/25	5,139	5,279,523
				17,529,150

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines 2.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Gtd. Notes, 144A	7.875%	05/15/26	1,150	$1,259,794
EQM Midstream Partners LP, Sr. Unsec’d. Notes, 144A	6.000	07/01/25	1,375	1,497,680
Global Partners LP/GLP Finance Corp., Gtd. Notes	7.000	08/01/27	750	781,271
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A	6.000	03/01/27	1,384	1,439,653
Gtd. Notes, 144A	7.500	10/01/25	1,500	1,622,066

Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	6.500	07/15/27	1,200	1,290,015
Western Midstream Operating LP,
Sr. Unsec’d. Notes	3.950	06/01/25	500	526,828
Sr. Unsec’d. Notes	4.350	02/01/25	2,100	2,204,287
				10,621,594
Real Estate 0.8%
Five Point Operating Co. LP/Five Point Capital Corp., Gtd. Notes, 144A	7.875	11/15/25	1,875	1,953,746
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25	100	101,733
Howard Hughes Corp. (The), Gtd. Notes, 144A	5.375	08/01/28	1,647	1,731,252
				3,786,731
Real Estate Investment Trusts (REITs) 6.3%
Diversified Healthcare Trust, Gtd. Notes(aa)	9.750	06/15/25	4,968	5,396,602
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., Gtd. Notes	4.500	09/01/26	901	977,617
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	5.000	10/15/27	1,900	1,999,637

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, Sr. Sec’d. Notes, 144A	7.500%	06/01/25	2,500	$2,655,649
RHP Hotel Properties LP/RHP Finance Corp., Gtd. Notes	4.750	10/15/27	625	640,747
SBA Communications Corp., Sr. Unsec’d. Notes(aa)	4.875	09/01/24	5,000	5,062,444
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC,
Gtd. Notes, 144A	7.125	12/15/24	1,460	1,497,008
Sr. Sec’d. Notes, 144A(aa)	7.875	02/15/25	7,450	7,843,146
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	3.750	02/15/27	1,449	1,489,037
Gtd. Notes, 144A	4.250	12/01/26	2,825	2,927,671
				30,489,558
Retail 2.7%
1011778 BC ULC/New Red Finance, Inc. (Canada), Sr. Sec’d. Notes, 144A	3.875	01/15/28	425	423,960
Ambience Merger Sub, Inc., Sr. Sec’d. Notes, 144A	4.875	07/15/28	100	98,145
Brinker International, Inc.,
Gtd. Notes, 144A	5.000	10/01/24	825	873,892
Sr. Unsec’d. Notes	3.875	05/15/23	1,875	1,928,187

eG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A(aa)	8.500	10/30/25	4,910	5,115,129
Golden Nugget, Inc., Sr. Unsec’d. Notes, 144A	6.750	10/15/24	1,925	1,932,079
Sally Holdings LLC/Sally Capital, Inc., Sec’d. Notes, 144A	8.750	04/30/25	2,500	2,684,500
				13,055,892
Semiconductors 1.3%
Microchip Technology, Inc., Gtd. Notes(aa)	4.250	09/01/25	6,200	6,446,611

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Software 3.6%
Boxer Parent Co., Inc., Sr. Sec’d. Notes, 144A	7.125%	10/02/25	2,000	$2,121,852
Camelot Finance SA, Sr. Sec’d. Notes, 144A	4.500	11/01/26	4,775	4,950,664
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc., Gtd. Notes, 144A	5.750	03/01/25	2,500	2,521,623
Clarivate Science Holdings Corp., Sr. Sec’d. Notes, 144A	3.875	07/01/28	810	800,802
Dun & Bradstreet Corp. (The),
Gtd. Notes, 144A	10.250	02/15/27	845	906,552
Sr. Sec’d. Notes, 144A	6.875	08/15/26	916	956,871

Open Text Corp. (Canada), Gtd. Notes, 144A	5.875	06/01/26	2,500	2,584,968
SS&C Technologies, Inc., Gtd. Notes, 144A	5.500	09/30/27	2,500	2,633,424
				17,476,756
Telecommunications 6.9%
Altice France SA (France), Sr. Sec’d. Notes, 144A	8.125	02/01/27	2,420	2,600,667
CommScope, Inc., Sr. Sec’d. Notes, 144A	6.000	03/01/26	2,465	2,553,203
Digicel International Finance Ltd./Digicel International Holdings Ltd. (Jamaica),
Gtd. Notes, 144A, Cash coupon 6.000% and PIK 7.000%	13.000	12/31/25	1,553	1,591,961
Sr. Sec’d. Notes, 144A	8.750	05/25/24	1,000	1,040,001
Sr. Sec’d. Notes, 144A	8.750	05/25/24	3,560	3,696,049

Digicel Ltd. (Jamaica), Gtd. Notes, 144A	6.750	03/01/23	1,000	967,095
Iliad Holding SAS (France),
Sr. Sec’d. Notes, 144A	6.500	10/15/26	1,075	1,107,648
Sr. Sec’d. Notes, 144A	7.000	10/15/28	375	386,284

Lumen Technologies, Inc., Sr. Unsec’d. Notes, Series T	5.800	03/15/22	2,700	2,736,595
Sprint Corp.,
Gtd. Notes	7.625	02/15/25	2,030	2,361,480
Gtd. Notes(aa)	7.625	03/01/26	5,150	6,180,709

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)
Viasat, Inc.,
Sr. Sec’d. Notes, 144A	5.625%	04/15/27	1,500	$1,560,061
Sr. Unsec’d. Notes, 144A	5.625	09/15/25	2,985	3,025,080

Zayo Group Holdings, Inc., Sr. Sec’d. Notes, 144A	4.000	03/01/27	3,720	3,612,225
				33,419,058
Toys/Games/Hobbies 0.0%
Mattel, Inc., Gtd. Notes, 144A	3.375	04/01/26	250	257,733
Transportation 0.8%
XPO Logistics, Inc., Gtd. Notes, 144A(aa)	6.250	05/01/25	3,553	3,743,237
Trucking & Leasing 0.2%
Fortress Transportation & Infrastructure Investors LLC, Sr. Unsec’d. Notes, 144A	5.500	05/01/28	850	852,442

Total Corporate Bonds (cost $530,271,048)				532,797,603

	Units
Warrants* 0.0%
Chemicals 0.0%
TPC Group, Inc., expiring 08/01/24^	104,385	490
Oil, Gas & Consumable Fuels 0.0%
Athabasca Oil Corp. (Canada), expiring 11/01/26	1,725	106

Total Warrants (cost $0)		596

Total Long-Term Investments (cost $601,565,085)		604,025,444

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Description	Shares	Value
Short-Term Investment 2.8%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $13,280,846)(wb)	13,280,846	$13,280,846

TOTAL INVESTMENTS 127.0% (cost $614,845,931)		617,306,290
Liabilities in excess of other assets(z) (27.0)%		(131,072,115)

Net Assets 100.0%		$486,234,175

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
iBoxx	Bond Market Indices
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
PIK	Payment-in-Kind
REITs	Real Estate Investment Trust

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $490 and 0.0% of net assets.
(aa)	Represents security, or a portion thereof, with aggregate value of $167,592,579 segregated as collateral for amount of $135,000,000 borrowed and outstanding as of October 31, 2021.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2021.
(p)	Represents a security with a delayed settlement and therefore the interest rate is not available until settlement which is after the period end.
(wb)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Unfunded loan commitment outstanding at October 31, 2021:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
Trident TPI Holdings, Inc., First Lien Tranche B-3 Delayed Draw Term Loan, 3 Month LIBOR + 4.000%, 4.500%(c), Maturity Date 09/15/28 (cost $33,373)	33	$33,420	$48	$—

PGIM Short Duration High Yield Opportunities Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2021
Total return swap agreements outstanding at October 31, 2021:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
iBoxx US Dollar Liquid High Index(T)	3 Month LIBOR(Q)	Goldman Sachs International	12/20/21	8,350	$58,234	$—	$58,234
iBoxx US Dollar Liquid High Index(T)	3 Month LIBOR(Q)	Goldman Sachs International	12/20/21	29,150	203,182	—	203,182
					$261,416	$—	$261,416
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).